UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-07644

Gabelli Capital Series Funds, Inc.
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli Capital Asset Fund

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Market Value

Common Stocks — 99.9%

Aerospace — 3.7%
27,000	Exelis Inc.	$279,180
5,500	HEICO Corp.	212,795
3,000	Rockwell Automation Inc.	208,650
200,000	Rolls-Royce Holdings plc	2,722,561
15,000	The Boeing Co.	1,044,300

		4,467,486

Agriculture — 0.3%
9,000	Archer-Daniels-Midland Co.	244,620
2,000	Bunge Ltd.	134,100
500	The Mosaic Co.	28,805

		407,525

Automotive — 0.5%
29,000	Navistar International Corp.†	611,610

Automotive: Parts and Accessories — 1.4%
8,000	BorgWarner Inc.†	552,880
14,000	CLARCOR Inc.	624,820
29,600	Standard Motor Products Inc.	545,232

		1,722,932

Aviation: Parts and Services — 4.3%
31,000	Curtiss-Wright Corp.	1,013,700
92,000	GenCorp Inc.†	873,080
38,500	Kaman Corp.	1,380,610
11,000	Precision Castparts Corp.	1,796,740

		5,064,130

Broadcasting — 3.8%
41,000	CBS Corp., Cl. A, Voting	1,492,810
10,000	Cogeco Inc.	365,070
33,500	Fisher Communications Inc.†	1,231,460
12,000	Liberty Media Corp. - Liberty Capital, Cl. A†	1,250,040
10,000	LIN TV Corp., Cl. A†	44,000
10,000	Sinclair Broadcast Group Inc., Cl. A	112,100

		4,495,480

Business Services — 1.1%
2,500	Ascent Capital Group Inc., Cl. A†	135,025
29,500	Diebold Inc.	994,445
20,000	Intermec Inc.†	124,200

		1,253,670

Cable and Satellite — 4.8%
5,000	Adelphia Communications Corp., Cl. A†(a)	0
5,000	Adelphia Communications Corp., Escrow†(a)	0
5,000	Adelphia Recovery Trust†(a)	25
20,000	AMC Networks Inc., Cl. A†	870,400
93,000	Cablevision Systems Corp., Cl. A	1,474,050
30,000	DIRECTV†	1,573,800
18,000	DISH Network Corp., Cl. A	550,980
4,000	EchoStar Corp., Cl. A†	114,640
7,000	Liberty Global Inc., Cl. A†	425,250

Shares		Market Value

7,000	Liberty Global Inc., Cl. C†	$394,940
6,000	Scripps Networks Interactive Inc., Cl. A	367,380

		5,771,465

Communications Equipment — 0.6%
50,000	Corning Inc.	657,500

Computer Software and Services — 1.8%
100,000	Furmanite Corp.†	568,000
10,000	NCR Corp.†	233,100
85,000	Yahoo! Inc.†	1,357,875

		2,158,975

Consumer Products — 1.0%
51,500	Schiff Nutrition International Inc.†	1,245,785

Consumer Services — 1.8%
90,000	Rollins Inc.	2,105,100

Diversified Industrial — 6.8%
23,000	Ampco-Pittsburgh Corp.	424,350
17,000	Cooper Industries plc	1,276,020
30,000	Crane Co.	1,197,900
21,000	Griffon Corp.	216,300
62,000	Honeywell International Inc.	3,704,500
15,000	ITT Corp.	302,250
63,000	Myers Industries Inc.	984,060

		8,105,380

Electronics — 1.9%
30,000	Cypress Semiconductor Corp.	321,600
69,000	Texas Instruments Inc.	1,900,950

		2,222,550

Energy and Utilities — 6.1%
3,000	Cameron International Corp.†	168,210
6,000	Chevron Corp.	699,360
13,000	ConocoPhillips	743,340
8,000	Devon Energy Corp.	484,000
22,000	El Paso Electric Co.	753,500
11,000	Exxon Mobil Corp.	1,005,950
20,000	GenOn Energy Inc., Escrow†(a)	0
32,000	National Fuel Gas Co.	1,729,280
7,000	Phillips 66	324,590
3,000	Royal Dutch Shell plc, Cl. A, ADR	208,230
102,000	RPC Inc.	1,212,780

		7,329,240

Entertainment — 8.5%
4,500	Discovery Communications Inc., Cl. A†	268,335
4,500	Discovery Communications Inc., Cl. C†	252,180
97,000	Grupo Televisa SAB, ADR	2,280,470
34,000	The Madison Square Garden Co., Cl. A†	1,369,180
40,000	Time Warner Inc.	1,813,200
63,000	Viacom Inc., Cl. A	3,427,200
4,000	Viacom Inc., Cl. B	214,360

See accompanying notes to schedule of investments.	1

Gabelli Capital Asset Fund

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Shares		Market Value

Entertainment (Continued)
25,833	Vivendi SA	$503,766

		10,128,691

Environmental Services — 0.9%
34,000	Waste Management Inc.	1,090,720

Equipment and Supplies — 6.2%
42,000	AMETEK Inc.	1,488,900
8,000	Belden Inc.	295,040
32,000	Capstone Turbine Corp.†	32,000
18,000	CIRCOR International Inc.	679,500
103,600	CTS Corp.	1,043,252
6,300	Flowserve Corp.	804,762
12,000	Franklin Electric Co. Inc.	725,880
20,000	GrafTech International Ltd.†	179,800
29,000	IDEX Corp.	1,211,330
8,000	The Eastern Co.	149,920
48,500	The L.S. Starrett Co., Cl. A	624,195
3,000	Watts Water Technologies Inc., Cl. A	113,490

		7,348,069

Financial Services — 9.6%
68,000	American Express Co.	3,866,480
7,500	Argo Group International Holdings Ltd.	242,925
16,000	BKF Capital Group Inc.†	17,040
138,000	Epoch Holding Corp.	3,187,800
14,000	JPMorgan Chase & Co.	566,720
4,000	Marsh & McLennan Companies Inc.	135,720
17,000	Morgan Stanley	284,580
3,600	Northern Trust Corp.	167,094
6,000	State Street Corp.	251,760
42,000	The Bank of New York Mellon Corp.	950,040
53,000	Wells Fargo & Co.	1,830,090

		11,500,249

Food and Beverage — 11.0%
39,000	Brown-Forman Corp., Cl. A	2,437,890
1,500	Brown-Forman Corp., Cl. B	97,875
70,000	Danone SA, ADR	857,500
41,000	Diageo plc, ADR	4,621,930
14,000	Fomento Economico Mexicano SAB de CV, ADR	1,287,720
76,000	The Coca-Cola Co.	2,882,680
35,009	Tootsie Roll Industries Inc.	944,543

		13,130,138

Health Care — 2.7%
6,000	AMERIGROUP Corp.†	548,580
78,000	Boston Scientific Corp.†	447,720
1,000	DENTSPLY International Inc.	38,140
8,000	Henry Schein Inc.†	634,160
1,000	Laboratory Corp. of America Holdings†	92,470
10,000	Mead Johnson Nutrition Co.	732,800
10,000	Medicis Pharmaceutical Corp., Cl. A	432,700
8,000	Patterson Companies Inc.	273,920

		3,200,490

Shares		Market Value

Hotels and Gaming — 2.5%
24,000	Boyd Gaming Corp.†	$169,440
8,000	Canterbury Park Holding Corp.	81,200
9,000	Churchill Downs Inc.	564,480
58,000	Dover Motorsports Inc.†	80,620
14,000	Gaylord Entertainment Co.†	553,420
13,000	International Game Technology	170,170
30,000	Las Vegas Sands Corp.	1,391,100

		3,010,430

Machinery — 2.7%
30,000	CNH Global NV†	1,163,100
9,500	Deere & Co.	783,655
10,000	Robbins & Myers Inc.	596,000
29,000	Xylem Inc.	729,350

		3,272,105

Manufactured Housing and Recreational Vehicles — 0.2%
4,000	Cavco Industries Inc.†	183,560
4,000	Skyline Corp.	21,640

		205,200

Metals and Mining — 3.5%
36,000	Freeport-McMoRan Copper & Gold Inc.	1,424,880
50,000	Newmont Mining Corp.	2,800,500

		4,225,380

Publishing — 1.1%
85,000	Journal Communications Inc., Cl. A†	442,000
43,000	Media General Inc., Cl. A†	222,740
4,000	Meredith Corp.	140,000
20,000	News Corp., Cl. A	490,600

		1,295,340

Real Estate — 1.4%
50,000	Griffin Land & Nurseries Inc.	1,686,500

Retail — 2.6%
44,000	Aaron’s Inc.†	1,223,640
27,000	CVS Caremark Corp.	1,307,340
12,000	Ingles Markets Inc., Cl. A	196,200
20,000	Safeway Inc.	321,800

		3,048,980

Specialty Chemicals — 2.2%
90,000	Ferro Corp.†	308,700
18,000	International Flavors & Fragrances Inc.	1,072,440
2,500	Quaker Chemical Corp.	116,675
29,000	Sensient Technologies Corp.	1,066,040

		2,563,855

Telecommunications — 2.1%
40,000	Cincinnati Bell Inc.†	228,000
20,000	NII Holdings Inc.†	157,000
10,000	Rogers Communications Inc., Cl. B	404,000
160,000	Sprint Nextel Corp.†	883,200

2	See accompanying notes to schedule of investments.

Gabelli Capital Asset Fund

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Shares		Market Value

Telecommunications (Continued)
31,088	Telephone & Data Systems Inc.	$796,164

		2,468,364

Transportation — 0.7%
20,000	GATX Corp.	848,800

Wireless Communications — 2.1%
8,500	Millicom International Cellular SA, SDR	788,690
44,000	United States Cellular Corp.†	1,721,720

		2,510,410

	Total Common Stocks	119,152,549

Preferred Stocks — 0.0%

Consumer Products — 0.0%
1,000	Revlon Inc., 12.750% Pdf. Ser. A†	5,550

Warrants — 0.1%

Energy and Utilities — 0.1%
22,400	Kinder Morgan Inc., expire 05/25/17†	78,176

TOTAL INVESTMENTS — 100.0% (Cost $70,636,493)		$119,236,275

	Aggregate tax cost	$72,602,839
	Gross unrealized appreciation	$52,195,032
	Gross unrealized depreciation	(5,561,596)
	Net unrealized appreciation/depreciation	$46,633,436

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2012, the fair valued securities amounted to $25 or 0.00% of net assets.
†	Non-income producing security.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.	3

Gabelli Capital Asset Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	— quoted prices in active markets for identical securities;

• Level 2	— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	— significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

4

Gabelli Capital Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$ 5,771,440	$25	$ 0	$ 5,771,465
Energy and Utilities	7,329,240	—	0	7,329,240
Other Industries (a)	106,051,844	—	—	106,051,844
Total Common Stocks	119,152,524	—	0	119,152,549
Preferred Stocks (a)	—	—	5,550	5,550
Warrants (a)	78,176	—	—	78,176
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$119,230,700	$25	$5,550	$119,236,275

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended September 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser –to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

5

Gabelli Capital Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

6

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/12

By (Signature and Title)*	/s/Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/20/12

* Print the name and title of each signing officer under his or her signature.